Filed Pursuant to Rule 497
File No. 333-186414

FS GLOBAL CREDIT OPPORTUNITIES FUND—A

Supplement dated March 23, 2016

to

Prospectus dated April 30, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Global Credit Opportunities Fund—A (the “Company”), dated April 30, 2015, as supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Types of Investments and Related Risks” beginning on page 43 of the Prospectus before you decide to invest in the Company’s Shares.

Anticipated Closing of Public Offering

The Company anticipates that it will close its continuous public offering to new investors in April 2016 in preparation for the transition to the continuous public offerings of FS Global Credit Opportunities Fund—T and FS Global Credit Opportunities Fund—ADV.

As a result of the foregoing, this supplement supplements the Prospectus by adding the following after the fifth sentence of the paragraph entitled “Securities Offered” on the cover page to the Prospectus:

In addition, the Company anticipates that it will close this offering to new investors in April 2016.

This supplement supplements the section of the Prospectus entitled “Summary of Terms—The Offering” by adding the following after the fifth sentence of such section:

In addition, the Company anticipates that it will close this offering to new investors in April 2016.

This supplement supplements the section of the Prospectus entitled “Purchases of Shares” by adding the following after the second sentence of the first paragraph of such section:

In addition, the Company anticipates that it will close this offering to new investors in April 2016.

This supplement supplements the section of the Prospectus entitled “Plan of Distribution” by adding the following to the end of the second paragraph of such section:

In addition, the Company anticipates that it will close this offering to new investors in April 2016.

Liquidity Strategy

Given current market conditions and the performance of the credit markets over the past eighteen months, the Company and the Fund currently intend to seek to complete a Liquidity Event for Shareholders within seven years following the satisfaction of the minimum offering requirement, which occurred on December 12, 2013. However, the Company and the Fund are not required to complete a Liquidity Event and may choose not to do so for an indefinite period.

As a result of the foregoing, this supplement amends the Prospectus by replacing the fifth bullet point of the paragraph entitled “Unlisted Closed-End Fund” on the cover page of the Prospectus it in its entirety with the following:

•	Unlike most closed-end funds, the Shares are not listed on any securities exchange and the Company will not seek to complete a liquidity event for at least seven years from the date it commenced investment operations.

This supplement amends the section of the Prospectus entitled “Summary of Terms—Liquidity Strategy” by replacing the first sentence of such section in its entirety with the following:

The Company and the Fund intend to seek to complete a liquidity event for Shareholders within seven years following the satisfaction of the minimum offering requirement, which occurred on December 12, 2013.

This supplement amends the section of the Prospectus entitled “Summary of Terms—Risk Factors” by replacing the fifth bullet point in such section in its entirety with the following:

•	Unlike most closed-end funds, the Shares are not listed on any securities exchange and the Company will not seek to complete a liquidity event for at least seven years from the date it commenced investment operations;

This supplement amends the section of the Prospectus entitled “Liquidity Strategy” by replacing the first paragraph of such section in its entirety with the following:

The Company and the Fund intend to seek to complete a Liquidity Event for Shareholders within seven years following the satisfaction of the minimum offering requirement, which occurred on December 12, 2013. The Company and the Fund may determine not to pursue a Liquidity Event if they believe that then current market conditions are not favorable for a Liquidity Event and that such conditions will improve in the future. A Liquidity Event could include (1) a listing of Fund Shares on a national securities exchange followed by a distribution of Fund Shares held by the Company to Shareholders, (2) the sale of all or substantially all of the Fund’s assets either on a complete portfolio basis or individually followed by a liquidation or (3) a merger or another transaction approved by the Fund Board in which the Company, in its capacity as a Fund Shareholder, likely will receive cash or shares of a publicly-traded company followed by a distribution of such cash or shares to Shareholders. While the Company and the Fund intend to seek to complete a Liquidity Event within seven years following the satisfaction of the minimum offering requirement, which occurred on December 12, 2013, there can be no assurance that a suitable transaction will be available or that market conditions for a Liquidity Event will be favorable during that timeframe. In making a determination of the timing of any Liquidity Event and what type of Liquidity Event is in the best interest of Shareholders, the Board and the Fund Board, including the Independent Trustees, may consider a variety of criteria, including, but not limited to, the allocation of the Fund’s portfolio among various issuers and industries, portfolio performance, the Company’s and the Fund’s financial condition, potential access to capital as a listed company, market conditions for the sale of the Fund’s assets or listing of Fund Shares, internal management considerations and the potential for Shareholder liquidity. However, the Company and the Fund are not required to complete a Liquidity Event and may choose not to do so for an indefinite period.

Supplement dated March 23, 2016

to

Statement of Additional Information dated April 30, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the statement of additional information of FS Global Credit Opportunities Fund—A (the “Company”), dated April 30, 2015, as supplemented and amended (as so supplemented and amended, the “Statement of Additional Information”). Capitalized terms used in this supplement have the same meanings as in the Statement of Additional Information.

You should carefully consider the “Types of Investments and Related Risks” beginning on page 43 of the Prospectus before you decide to invest in the Company’s Shares.

Appointment of Lead Independent Trustee

The Board has appointed Walter W. Buckley, III as lead Independent Trustee, effective April 1, 2016. The lead Independent Trustee, among other things, works with the chairman of the Board in the preparation of the agenda for each Board meeting and in determining the need for special meetings of the Board, chairs any meeting of the Independent Trustees in executive session, facilitates communications between other members of the Board and the chairman of the Board and/or the chief executive officer and otherwise consults with the chairman of the Board and/or the chief executive officer on matters relating to corporate governance and Board performance. Mr. Buckley will receive an annual retainer of $25,000, paid quarterly in arrears, as compensation for his appointment as lead Independent Trustee. Mr. Buckley has served as an Independent Trustee on the Board since June 2013.

As a result of the foregoing, this supplement amends the section of the Statement of Additional Information entitled “Management of the Company and the Fund—Board of Trustees and Executive Officers—Board Leadership Structure” by replacing the second paragraph of such section in its entirety with the following:

Michael C. Forman serves as chairman of the Board and is not an Independent Trustee by virtue of his relationship with FS Global Advisor. The Board feels that Mr. Forman, as the Company’s co-founder and chief executive officer, is the Trustee with the most knowledge of the Company’s business strategy and is best situated to serve as chairman of the Board. While the Company currently does not have a policy mandating a lead Independent Trustee, the Board believes that having a lead Independent Trustee role is appropriate. The Board has appointed Walter W. Buckley, III as lead Independent Trustee, effective April 1, 2016. The lead Independent Trustee, among other things, works with the chairman of the Board in the preparation of the agenda for each Board meeting and in determining the need for special meetings of the Board, chairs any meeting of the Independent Trustees in executive session, facilitates communications between other members of the Board and the chairman of the Board and/or the chief executive officer and otherwise consults with the chairman of the Board and/or the chief executive officer on matters relating to corporate governance and Board performance. Each Independent Trustee plays an active role on the Board. The Independent Trustees are expected to meet separately in executive session as often as necessary to exercise their oversight responsibilities. The Board believes that its leadership structure is the optimal structure for the Company at this time given the Company’s current size and complexity. The Board, which reviews its leadership structure periodically, further believes that its structure is presently appropriate to enable it to exercise its oversight of the Company.

This supplement amends the section of the Statement of Additional Information entitled “Management of the Company and the Fund—Board of Trustees and Executive Officers—Independent Trustees” by replacing the first sentence of such section in its entirety with the following:

Walter W. Buckley, III will serve as the Company’s lead Independent Trustee beginning on April 1, 2016. Mr. Buckley is a co-founder and has been a director of Actua, a publicly-traded private equity and venture capital firm, since March 1996.

This supplement amends the section of the Statement of Additional Information entitled “Management of the Company and the Fund—Compensation of Trustees” by replacing the third paragraph of such section in its entirety with the following:

In addition, beginning April 1, 2016, the Fund will pay an annual cash retainer of $25,000 for the service of the Company’s lead Independent Trustee. Further, the Fund will also reimburse each of the Trustees for all reasonable and authorized business expenses in accordance with the Fund’s policies as in effect from time to time, including reimbursement of reasonable out-of-pocket expenses incurred in connection with attending each in-person Board meeting and each committee meeting not held concurrently with a Board meeting.